INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes
	Year ended December 31,
	2010	2011	2012

Domestic	$(3,593)	$(3,659)	$(3,182)
Foreign	4,650	8,661	1,703
	$1,057	$5,002	$(1,479)

Schedule of Income Tax Expense
	Year ended December 31,
	2010	2011	2012

Current tax	$3	$451	$318
Deferred tax	419	428	454
	$422	$879	$772

Schedule of Deferred Tax Assets and Liabilities
	At December 31,
	2011	2012
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$31	$28
- Accrued bonus	279	261
- Other	56	172
Tax losses	1,912	3,535
Depreciation and amortization	91	123
Total deferred tax assets	$2,369	$4,119
Valuation allowance	(1,912)	(3,535)
Deferred tax assets	457	584

Interest income taxable for tax purpose in future years	(295)	(534)
Deferred tax liability arising from withholding tax on undistributed profits	(2,840)	(3,189)
Total deferred tax liabilities	(3,135)	(3,723)
Deferred tax liabilities, net	$(2,678)	$(3,139)

Schedule of Deferred Tax Balances
	At December 31,
	2011	2012
Deferred tax assets
Current	$430	$504
Non-current	27	80
	$457	$584
Deferred tax liabilities
Current	$(295)	$(534)
Non-current	(2,840)	(3,189)
	(3,135)	(3,723)
Deferred tax liabilities, net	$(2,678)	$(3,139)

Schedule of Valuation Allowance on Deferred Assets
	2010	2011	2012

At the beginning of the year	$660	$1,002	$1,912
Change for the year	342	910	1,623
At the end of the year	$1,002	$1,912	$3,535

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2010	2011	2012

PRC tax rate	25%	25%	25%
Tax provision (credit) at PRC enterprise income tax rate	$264	$1,251	$(370)
Expenses not deductible for tax purpose	260	717	1,224
Share-based compensation not deductible for tax purpose	1,532	420	366
Income not taxable for tax purposes	(981)	(706)	(599)
Net change in valuation allowance	342	910	1,623
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(473)	(1,081)	(911)
Effect of the different income tax rates in other jurisdictions	(145)	(34)	21
Effect of withholding tax on undistributed earnings	229	554	349
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	-	150	150
Utilization of tax loss previously not recognized	(341)	(1,053)	(979)
Overprovision in prior year	(264)	(236)	(81)
Others	(1)	(13)	(21)
Income tax expense	$422	$879	$772